Financial Risk Management - Liquidity Risk (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management
Finance lease liability		$ 213,428	$ 220,401
Total expected cash (inflows)/outflows		(17,484)	22,285
Less than 1 month
Financial Risk Management
Total expected cash (inflows)/outflows		(219)	100
1 - 3 months
Financial Risk Management
Total expected cash (inflows)/outflows		(107)	492
3 - 12 months
Financial Risk Management
Total expected cash (inflows)/outflows		307	6,081
1 - 5 years
Financial Risk Management
Total expected cash (inflows)/outflows		(17,465)	17,366
Later than five years
Financial Risk Management
Total expected cash (inflows)/outflows			(1,754)
Liquidity risk
Financial Risk Management
Trade and other accounts payable		11,526	7,255
Amounts due to related parties		35	105
Other payables and accruals	[1]	58,492	55,864
Other non-current liabilities		1,585	1,129
Variable interest loans		2,532,126	2,901,320
Bonds		490,727	175,513
Finance lease liability		324,685	342,532
Total		$ 3,419,176	$ 3,483,718
Interest rate		3.70%	3.33%
Liquidity risk | Less than 1 month
Financial Risk Management
Trade and other accounts payable		$ 11,392	$ 7,189
Amounts due to related parties		35	105
Other payables and accruals	[1]	28,087	27,703
Variable interest loans		67,331	35,884
Finance lease liability		1,516	1,516
Total		108,361	72,397
Liquidity risk | 1 - 3 months
Financial Risk Management
Trade and other accounts payable		75
Other payables and accruals	[1]	28,995	26,130
Variable interest loans		21,152	21,063
Bonds		6,733	2,233
Finance lease liability		2,885	2,885
Total		59,840	52,311
Liquidity risk | 3 - 12 months
Financial Risk Management
Trade and other accounts payable		59	66
Other payables and accruals	[1]	1,410	2,031
Variable interest loans		154,902	158,831
Bonds		22,513	9,025
Finance lease liability		13,448	13,448
Total		192,332	183,401
Liquidity risk | 1 - 5 years
Financial Risk Management
Other non-current liabilities		579	353
Variable interest loans		1,887,806	2,231,522
Bonds		206,427	164,255
Finance lease liability		71,443	71,443
Total		2,166,255	2,467,573
Liquidity risk | Later than five years
Financial Risk Management
Other non-current liabilities		1,006	776
Variable interest loans		400,935	454,020
Bonds		255,054
Finance lease liability		235,393	253,240
Total		892,388	708,036
Interest rate swaps
Financial Risk Management
Total expected cash (inflows)/outflows		(10,990)	(2,378)
Interest rate swaps | Less than 1 month
Financial Risk Management
Total expected cash (inflows)/outflows		20	73
Interest rate swaps | 1 - 3 months
Financial Risk Management
Total expected cash (inflows)/outflows		249
Interest rate swaps | 3 - 12 months
Financial Risk Management
Total expected cash (inflows)/outflows		1,343	5,010
Interest rate swaps | 1 - 5 years
Financial Risk Management
Total expected cash (inflows)/outflows		(12,602)	(5,707)
Interest rate swaps | Later than five years
Financial Risk Management
Total expected cash (inflows)/outflows			(1,754)
Cross currency swaps
Financial Risk Management
Total expected cash (inflows)/outflows		(4,290)	24,791
Cross currency swaps | 1 - 3 months
Financial Risk Management
Total expected cash (inflows)/outflows		117	348
Cross currency swaps | 3 - 12 months
Financial Risk Management
Total expected cash (inflows)/outflows		456	1,370
Cross currency swaps | 1 - 5 years
Financial Risk Management
Total expected cash (inflows)/outflows		(4,863)	23,073
Forward foreign exchange contracts
Financial Risk Management
Total expected cash (inflows)/outflows		(2,204)	(128)
Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Total expected cash (inflows)/outflows		(239)	27
Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Total expected cash (inflows)/outflows		(473)	144
Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Total expected cash (inflows)/outflows		$ (1,492)	$ (299)

[1]	Excludes Unearned revenue as it is not a financial liability.